WASATCH FUNDS, INC.

Wasatch Core Growth Fund®, Wasatch Emerging Markets Small Cap Fund™, Wasatch Global

Opportunities Fund™, Wasatch Global Science & Technology Fund® , Wasatch Heritage Growth

Fund®, Wasatch International Growth Fund®, Wasatch International Opportunities Fund™,

Wasatch Micro Cap Fund®, Wasatch Micro Cap Value Fund®, Wasatch Small Cap Growth Fund®,

Wasatch Small Cap Value Fund®, Wasatch Ultra Growth Fund®, Wasatch-Hoisington U.S.

Treasury Fund, Wasatch–1st Source Income Fund, Wasatch–1st Source Income Equity Fund and

Wasatch–1st Source Long/Short Fund

Supplement dated May 19, 2009

to the Statement of Additional Information

dated January 31, 2009 as amended March 24, 2009

The Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information dated January 31, 2009 as amended March 24, 2009. You should retain this Supplement and the Statement of Additional Information for future reference. Additional copies of the Statement of Additional Information may be obtained free of charge by visiting our web site at www.wasatchfunds.com or calling us at 800.551.1700.

Effective immediately, the officers’ chart in the section entitled “MANAGEMENT OF THE COMPANY-Management Information” beginning on page 37 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

Name, Address and Age	Position(s) Held with Wasatch Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past 5 Years

Officers

Daniel D. Thurber 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 39	Vice President	Indefinite Served as Vice President since February 2007	General Counsel, Chief Compliance Officer and Director of Compliance for the Advisor since 2006; Chief Compliance Officer and Secretary for Wasatch Funds from May 2006 to February 2007; Associate and Partner at Dorsey & Whitney LLP from 2001 to 2006.

Russell L. Biles 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 41	Chief Compliance Officer, Vice President and Secretary	Indefinite Served as Chief Compliance Officer and Vice President since February 2007 and Secretary since November 2008	Chief Compliance Officer and Vice President for Wasatch Funds since February 2007; Secretary for Wasatch Funds since November 2008; Counsel for the Advisor since October 2006; Senior Compliance Administrator for the Advisor from October 2005 to October 2006; Attorney and Managing Member of Nicholls Nicholls Biles & Bower, LLC from 2002 to 2005.

Eric Huefner 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 44	Vice President	Indefinite Served as Vice President since February 2008	Vice President for Wasatch Funds since February 2008; Treasurer for Wasatch Funds from November 2008 to May 2009; Director of Mutual Funds for the Advisor since June 2006; Business Director, Campbell Soup Company, March 2003 to May 2006.

Cindy B. Firestone CPA 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 51	Treasurer	Indefinite Served as Treasurer since May 2009	Treasurer for Wasatch Funds since May 2009; Assistant Treasurer for Wasatch Funds from November 2008 to May 2009; Internal Auditor for the Advisor since 2002.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS, INC.

Wasatch Heritage Value Fund

Supplement dated May 19, 2009

to the Statement of Additional Information

dated January 31, 2009

The Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information dated January 31, 2009 as amended March 24, 2009. You should retain this Supplement and the Statement of Additional Information for future reference. Additional copies of the Statement of Additional Information may be obtained free of charge by visiting our web site at www.wasatchfunds.com or calling us at 800.551.1700.

Effective immediately, the officers’ chart in the section entitled “MANAGEMENT OF THE COMPANY-Management Information” beginning on page 30 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

Name, Address and Age	Position(s) Held with Wasatch Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past 5 Years

Officers

Daniel D. Thurber 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 39	Vice President	Indefinite Served as Vice President since February 2007	General Counsel, Chief Compliance Officer and Director of Compliance for the Advisor since 2006; Chief Compliance Officer and Secretary for Wasatch Funds from May 2006 to February 2007; Associate and Partner at Dorsey & Whitney LLP from 2001 to 2006.

Russell L. Biles 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 41	Chief Compliance Officer, Vice President and Secretary	Indefinite Served as Chief Compliance Officer and Vice President since February 2007 and Secretary since November 2008	Chief Compliance Officer and Vice President for Wasatch Funds since February 2007; Secretary for Wasatch Funds since November 2008; Counsel for the Advisor since October 2006; Senior Compliance Administrator for the Advisor from October 2005 to October 2006; Attorney and Managing Member of Nicholls Nicholls Biles & Bower, LLC from 2002 to 2005.

Eric Huefner 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 44	Vice President	Indefinite Served as Vice President since February 2008	Vice President for Wasatch Funds since February 2008; Treasurer for Wasatch Funds from November 2008 to May 2009; Director of Mutual Funds for the Advisor since June 2006; Business Director, Campbell Soup Company, March 2003 to May 2006.

Cindy B. Firestone CPA 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 51	Treasurer	Indefinite Served as Treasurer since May 2009	Treasurer for Wasatch Funds since May 2009; Assistant Treasurer for Wasatch Funds from November 2008 to May 2009; Internal Auditor for the Advisor since 2002.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS, INC.

Wasatch Strategic Income Fund

Supplement dated May 19, 2009

to the Statement of Additional Information

dated January 31, 2009

The Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information dated January 31, 2009 as amended March 24, 2009. You should retain this Supplement and the Statement of Additional Information for future reference. Additional copies of the Statement of Additional Information may be obtained free of charge by visiting our web site at www.wasatchfunds.com or calling us at 800.551.1700.

Effective immediately, the officers’ chart in the section entitled “MANAGEMENT OF THE COMPANY-Management Information” beginning on page 30 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

Name, Address and Age	Position(s) Held with Wasatch Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past 5 Years

Officers

Daniel D. Thurber 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 39	Vice President	Indefinite Served as Vice President since February 2007	General Counsel, Chief Compliance Officer and Director of Compliance for the Advisor since 2006; Chief Compliance Officer and Secretary for Wasatch Funds from May 2006 to February 2007; Associate and Partner at Dorsey & Whitney LLP from 2001 to 2006.

Russell L. Biles 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 41	Chief Compliance Officer, Vice President and Secretary	Indefinite Served as Chief Compliance Officer and Vice President since February 2007 and Secretary since November 2008	Chief Compliance Officer and Vice President for Wasatch Funds since February 2007; Secretary for Wasatch Funds since November 2008; Counsel for the Advisor since October 2006; Senior Compliance Administrator for the Advisor from October 2005 to October 2006; Attorney and Managing Member of Nicholls Nicholls Biles & Bower, LLC from 2002 to 2005.

Eric Huefner 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 44	Vice President	Indefinite Served as Vice President since February 2008	Vice President for Wasatch Funds since February 2008; Treasurer for Wasatch Funds from November 2008 to May 2009; Director of Mutual Funds for the Advisor since June 2006; Business Director, Campbell Soup Company, March 2003 to May 2006.

Cindy B. Firestone CPA 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 51	Treasurer	Indefinite Served as Treasurer since May 2009	Treasurer for Wasatch Funds since May 2009; Assistant Treasurer for Wasatch Funds from November 2008 to May 2009; Internal Auditor for the Advisor since 2002.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE